Gain On Troubled Debt Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Group's Gain on Troubled Debt Restructuring

The following is a summary of the Group’s gain on troubled debt restructuring during the years ended December 31, 2012, 2013 and 2014:

	Year ended December 31, 2012		Year ended December 31, 2013		Year ended December 31, 2014
Gain on troubled debt restructuring with suppliers (i)		10,510		4,645		—

Gain on troubled debt restructuring with offshore creditors, arising from the Schemes of (ii)
– Preferred Shares (net of legal fees and other direct costs of US$15,664)		0		0		83,787
– Payables due to other offshore creditors (net of legal fees and other direct costs of US$418)		0		0		12,708

Total		10,510		4,645		96,495

Impact on basic and diluted loss per share	US$	0.08	US$	0.03	US$	0.49

(i) Gain on troubled debt restructuring with suppliers

The Group has entered into various agreements with its suppliers to restructure its payables due to the financial difficulties the Group has been experiencing. Under these agreements, the suppliers agreed to give fixed discounts and the Group agreed to settle the outstanding payables (after discounts) according to a pre-determined payment schedule or through an asset transfer. The Group recognized gains on trouble debt restructuring with suppliers, amounting to US$ 10,510, US$ 4,645 and US$ nil, in “Gain on trouble debt restructuring” in the Group’s consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, respectively.

(ii) Gain on troubled debt restructuring with offshore creditors

Due to the Company’s financial difficulties, the Company was not able to honor its payment obligation of:

•	the Preferred Shares;

•	the Senior Notes; and

•	payables due to one offshore creditor (collectively the “Offshore Debts”).